Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries

Subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct/indirect ownership
Shanghai Wanwuxinsheng	May 21, 2010	Chinese Mainland	100%
AiHuiShou International Company Limited	January 13, 2012	Hong Kong	100%
Shanghai Aihui	August 16, 2012	Chinese Mainland	100%
Shanghai Yueyi Network Information Technology Co., Ltd (“Shanghai Yueyi”)	September 6, 2015	Chinese Mainland	100%
AHS Device Hong Kong Limited	March 8, 2017	Hong Kong	100%
Changzhou Yueyi Network Information Technology Co., Ltd (“Changzhou Yueyi”)	June 23, 2017	Chinese Mainland	100%
Qingdao Yueyi Network Information Technology Co., Ltd (“Qingdao Yueyi”)	October 11, 2023	Chinese Mainland	100%
Qingdao Yueqing Network Information Technology Co., Ltd (“Qingdao Yueqing”)	December 13, 2023	Chinese Mainland	100%
Jinan Yueqing Network Information Technology Co., Ltd (“Jinan Yueqing”)	April 24, 2024	Chinese Mainland	100%